Related parties' transactions and balances	12 Months Ended
Dec. 31, 2024
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Related parties' transactions and balances
Note 27. Related parties transactions and balances
Note 2.3 provides information on the Company’s structure.

(i)	Related parties transactions
Management personnel compensation
Below are the amounts recognized in the consolidated statements of profit or loss and other comprehensive income related to Company management personnel:

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Share-based payment	28,776	18,618	13,119
Short-term benefits	20,861	13,959	12,990

Total compensation to management personnel	49,637	32,577	26,109

(ii)	Related parties balances
Related to the agreement mentioned in Note 1.2.3.2, as of December 31, 2024, the Company has granted an advanced to the VMOS S.A. of 4,741, booked under “Trade and other receivables” within the line “Balances with related parties” (Note 17).
As of December 31, 2024 and 2023, other than mentioned above, the Company carries no other balances with related parties.